Insurance Premium Financing	9 Months Ended
Sep. 30, 2022
Insurance Premium Financing [Abstract]
Insurance Premium Financing [Text Block]
8. Insurance Premium Financing
In May 2022, the Company entered into a finance agreement with First Insurance Funding in order to fund a portion of its insurance policies. The amount financed is $1.5 million and incurs interest at a rate of 4.00%. The Company is required to make monthly payments of $154 thousand through March 2023. The outstanding balance as of September 30, 2022 was $0.9 million.